Classification of operating expenses by nature	9 Months Ended
Sep. 30, 2025
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the three and nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Personnel expenses	$6,692	$7,933	$19,654	$25,834
Depreciation and amortization	2,148	833	3,862	2,480
Depreciation of right-of-use assets	364	366	940	1,610
Taxes and dues	4,808	1,912	13,090	5,958
Fees and commissions	31,573	28,229	86,828	88,124
Advertising expenses	13,319	7,829	37,301	30,975
Other expenses	1,937	577	5,517	1,721
Total (1)	$60,841	$47,679	$167,192	$156,702
(1)Total cost of revenue, sales and marketing, research and development and general and administrative expenses per the consolidated interim statement of comprehensive income.